POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 24, 2008 TO THE PROSPECTUS
DATED AUGUST 29, 2008 OF:

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares NXQ Portfolio

Effective November 1, 2008, the annual advisory fee for the PowerShares FTSE RAFI US 1000 Portfolio (the "Fund") will be reduced from 0.50% of the Fund's average daily net assets to 0.29% of the Fund's average daily net assets. In addition, effective November 1, 2008, Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average net assets per year.

The sections entitled "PowerShares FTSE RAFI US 1000 Portfolio—Investment Objective, Strategies and Risks—What are the Costs of Investing?," "—Example" and "—Creation Transaction Fees and Redemption Transaction Fees" are hereby deleted and replaced in their entirety with the following:

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1) (fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees(3)	0.29%
Other Expenses	0.16%
Total Gross Annual Fund Operating Expenses(3)	0.45%
Fee Waivers and Expense Assumption(4)	0.06%
Total Net Annual Fund Operating Expenses(3)	0.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs‡, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$40	$138	$246	$561

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  Restated to reflect the current fees effective November 1, 2008.

(4)  As of November 1, 2008, the Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of average net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

‡  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $5,000 per transaction (assuming 1,001 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $5,000 for each redemption transaction (assuming 1,001 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs‡ would be $29,949, $79,190, $133,014 and $290,520 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

* * *

After the sixth paragraph under the section entitled "Management of the Funds—Portfolio Managers" the following paragraphs are hereby added:

The Adviser receives fees from each Fund (except PowerShares FTSE RAFI US 1000 Portfolio and PowerShares NXQ Portfolio) equal to 0.50% of each Fund's average daily net assets. Effective November 1, 2008, the Adviser receives fees from PowerShares FTSE RAFI US 1000 Portfolio equal to 0.29% of the Fund's average daily net assets.

Pursuant to the Expense Agreement, effective November 1, 2008, (except for PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio and PowerShares NXQ Portfolio) the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of PowerShares Dynamic MagniQuant Portfolio (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) and PowerShares FTSE RAFI US 1000 Portfolio (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% and 0.39% of average daily net assets per year, respectively, at least until August 30, 2009. The offering costs excluded from the 0.60% expense cap with respect to PowerShares Dynamic MagniQuant Portfolio and the 0.39% expense cap with respect to PowerShares FTSE RAFI US 1000 Portfolio are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 24, 2008 TO THE PROSPECTUS
DATED AUGUST 29, 2008 OF:

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio

(each a "Fund" and together the "Funds")

Effective November 1, 2008, the annual advisory fee for each Fund will be reduced from 0.50% of the Fund's average daily net assets to 0.29% of the Fund's average daily net assets. In addition, effective November 1, 2008, Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay each Fund's expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of each Fund's average net assets per year.

The sections entitled "PowerShares FTSE RAFI Basic Materials Sector Portfolio—Investment Objective, Strategies and Risks—What are the Costs of Investing?," "—Example" and "—Creation Transaction Fees and Redemption Transaction Fees" are hereby deleted and replaced in their entirety with the following:

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1) (fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees(3)	0.29%
Other Expenses	1.00%
Total Gross Annual Fund Operating Expenses(3)	1.29%
Fee Waivers and Expense Assumption(4)	0.90%
Total Net Annual Fund Operating Expenses(3)	0.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs‡, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$40	$320	$621	$1,477

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  Restated to reflect the current fees effective November 1, 2008.

(4)  As of November 1, 2008, the Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of average net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

‡  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming approximately 52 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for each redemption transaction (assuming approximately 52 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs‡ would be $20,949, $160,949, $311,530 and $739,669 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation ("NSCC") or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

* * *

The sections entitled "PowerShares FTSE RAFI Consumer Goods Sector Portfolio—Investment Objective, Strategies and Risks—What are the Costs of Investing?," "—Example" and "—Creation Transaction Fees and Redemption Transaction Fees" are hereby deleted and replaced in their entirety with the following:

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1) (fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees(3)	0.29%
Other Expenses	2.43%
Total Gross Annual Fund Operating Expenses(3)	2.72%
Fee Waivers and Expense Assumption(4)	2.33%
Total Net Annual Fund Operating Expenses(3)	0.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs‡, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$40	$622	$1,231	$2,879

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  Restated to reflect the current fees effective November 1, 2008.

(4)  As of November 1, 2008, the Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of average net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

‡  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming approximately 111 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $1,000 for each redemption transaction (assuming approximately 111 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs‡ would be $21,949, $313,013, $617,501 and $1,441,582 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

* * *

The sections entitled "PowerShares FTSE RAFI Consumer Services Sector Portfolio—Investment Objective, Strategies and Risks—What are the Costs of Investing?," "—Example" and "—Creation Transaction Fees and Redemption Transaction Fees" are hereby deleted and replaced in their entirety with the following:

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1) (fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees(3)	0.29%
Other Expenses	1.86%
Total Gross Annual Fund Operating Expenses(3)	2.15%
Fee Waivers and Expense Assumption(4)	1.76%
Total Net Annual Fund Operating Expenses(3)	0.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs‡, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$40	$503	$992	$2,343

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  Restated to reflect the current fees effective November 1, 2008.

(4)  As of November 1, 2008, the Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of average net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

‡  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming approximately 158 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $1,000 for each redemption transaction (assuming approximately 158 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs‡ would be $21,949, $253,317, $498,060 and $1,173,622 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

* * *

The sections entitled "PowerShares FTSE RAFI Energy Sector Portfolio—Investment Objective, Strategies and Risks—What are the Costs of Investing?," "—Example" and "—Creation Transaction Fees and Redemption Transaction Fees" are hereby deleted and replaced in their entirety with the following:

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1) (fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees(3)	0.29%
Other Expenses	0.77%
Total Gross Annual Fund Operating Expenses(3)	1.06%
Fee Waivers and Expense Assumption(4)	0.67%
Total Net Annual Fund Operating Expenses(3)	0.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs‡, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$40	$270	$520	$1,234

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  Restated to reflect the current fees effective November 1, 2008.

(4)  As of November 1, 2008, the Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of average net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Fund's Shares offered for sale;

(b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

‡  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming approximately 54 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for each redemption transaction (assuming approximately 54 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs‡ would be $20,949, $136,248, $260,811 and $617,785 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

* * *

The sections entitled "PowerShares FTSE RAFI Financials Sector Portfolio—Investment Objective, Strategies and Risks—What are the Costs of Investing?," "—Example" and "—Creation Transaction Fees and Redemption Transaction Fees" are hereby deleted and replaced in their entirety with the following:

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1) (fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees(3)	0.29%
Other Expenses	0.99%
Total Gross Annual Fund Operating Expenses(3)	1.28%
Fee Waivers and Expense Assumption(4)	0.89%
Total Net Annual Fund Operating Expenses(3)	0.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs‡, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$40	$318	$617	$1,467

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  Restated to reflect the current fees effective November 1, 2008.

(4)  As of November 1, 2008, the Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of average net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

‡  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,500 per transaction (assuming approximately 218 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $1,500 for each redemption transaction (assuming approximately 218 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs‡ would be $22,949, $161,878, $311,334 and $736,425 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

* * *

The sections entitled "PowerShares FTSE RAFI Health Care Sector Portfolio—Investment Objective, Strategies and Risks—What are the Costs of Investing?," "—Example" and "—Creation Transaction Fees and Redemption Transaction Fees" are hereby deleted and replaced in their entirety with the following:

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1) (fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees(3)	0.29%
Other Expenses	1.05%
Total Gross Annual Fund Operating Expenses(3)	1.34%
Fee Waivers and Expense Assumption(4)	0.95%
Total Net Annual Fund Operating Expenses(3)	0.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs‡, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$40	$331	$643	$1,530

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  Restated to reflect the current fees effective November 1, 2008.

(4)  As of November 1, 2008, the Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of average net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

‡  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming approximately 68 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for each redemption transaction (assuming approximately 68 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs‡ would be $20,949, $166,304, $322,494 and $765,819 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

* * *

The sections entitled "PowerShares FTSE RAFI Industrials Sector Portfolio—Investment Objective, Strategies and Risks—What are the Costs of Investing?," "—Example" and "—Creation Transaction Fees and Redemption Transaction Fees" are hereby deleted and replaced in their entirety with the following:

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1) (fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees(3)	0.29%
Other Expenses	0.49%
Total Gross Annual Fund Operating Expenses(3)	0.78%
Fee Waivers and Expense Assumption(4)	0.39%
Total Net Annual Fund Operating Expenses(3)	0.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs‡, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$40	$210	$395	$930

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  Restated to reflect the current fees effective November 1, 2008.

(4)  As of November 1, 2008, the Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of average net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

‡  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming approximately 171 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $1,000 for each redemption transaction (assuming approximately 171 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs‡ would be $21,949, $107,025, $199,432 and $466,809 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

* * *

The sections entitled "PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio—Investment Objective, Strategies and Risks—What are the Costs of Investing?," "—Example" and "—Creation Transaction Fees and Redemption Transaction Fees" are hereby deleted and replaced in their entirety with the following:

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1) (fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees(3)	0.29%
Other Expenses	1.00%
Total Gross Annual Fund Operating Expenses(3)	1.29%
Fee Waivers and Expense Assumption(4)	0.90%
Total Net Annual Fund Operating Expenses(3)	0.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs‡, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$40	$320	$621	$1,477

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  Restated to reflect the current fees effective November 1, 2008.

(4)  As of November 1, 2008, the Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of average net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

‡  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming approximately 99 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $1,000 for each redemption transaction (assuming approximately 99 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs‡ would be $21,949, $161,949, $312,530 and $740,669 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

* * *

The sections entitled "PowerShares FTSE RAFI US 1500 Small-Mid Portfolio—Investment Objective, Strategies and Risks—What are the Costs of Investing?," "—Example" and "—Creation Transaction Fees and Redemption Transaction Fees" are hereby deleted and replaced in their entirety with the following:

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1) (fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees(3)	0.29%
Other Expenses	0.26%
Total Gross Annual Fund Operating Expenses(3)	0.55%
Fee Waivers and Expense Assumption(4)	0.16%
Total Net Annual Fund Operating Expenses(3)	0.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs‡, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$40	$160	$291	$674

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  Restated to reflect the current fees effective November 1, 2008.

(4)  As of November 1, 2008, the Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of average net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

‡  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $7,500 per transaction (assuming approximately 1,453 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $7,500 for each redemption transaction (assuming approximately 1,453 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs‡ would be $34,949, $95,074, $160,668 and $351,965 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

* * *

The sections entitled "PowerShares FTSE RAFI Utilities Sector Portfolio—Investment Objective, Strategies and Risks—What are the Costs of Investing?," "—Example" and "—Creation Transaction Fees and Redemption Transaction Fees" are hereby deleted and replaced in their entirety with the following:

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1) (fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees(3)	0.29%
Other Expenses	1.42%
Total Gross Annual Fund Operating Expenses(3)	1.71%
Fee Waivers and Expense Assumption(4)	1.32%
Total Net Annual Fund Operating Expenses(3)	0.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs‡, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$40	$410	$804	$1,909

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  Restated to reflect the current fees effective November 1, 2008.

(4)  As of November 1, 2008, the Trust and the Adviser have entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of average net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

‡  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses, if any, to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming approximately 70 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $500 for each redemption transaction (assuming approximately 70 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs‡ would be $20,949, $205,766, $402,944 and $955,530 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

* * *

After the fifth paragraph under the section entitled "Management of the Funds—Portfolio Managers" the following paragraph is hereby added:

Effective November 1, 2008, the Adviser receives fees from each Fund equal to 0.29% of the Fund's average daily net assets. Pursuant to the Expense Agreement, effective November 1, 2008, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of average daily net assets per year, at least until August 30, 2009. The offering costs excluded from the 0.39% expense cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 24, 2008 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 29, 2008 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares CleantechTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Dynamic Aggressive Growth Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares Value Line TimelinessTM Select Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Small Cap Portfolio

Effective November 1, 2008, the advisory fee for each of PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio and PowerShares FTSE RAFI Utilities Sector Portfolio (each a "Fund" and collectively, the "Funds") will be reduced from 0.50% of the Fund's average daily net assets to 0.29% of the Fund's average daily net assets. In addition, effective November 1, 2008, Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay each Fund's expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of average daily net assets.

Effective November 1, 2008, the referenced advisory fee for each Fund in the chart beginning on page 24 in the section entitled "Management—Investment Advisory Agreement" is hereby replaced with the following:

"0.29% of average daily net assets. Prior to November 1, 2008, the Fund paid an annual advisory fee equal to 0.50% of average daily net assets."

Effective November 1, 2008, the second paragraph on page 26 in the section entitled "Management—Investment Advisory Agreement" is hereby deleted and replaced with the following:

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement") with the Trust, pursuant to which for all Funds other than the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of each Fund (for PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio and PowerShares FTSE RAFI Utilities Sector Portfolio sub-licensing fees are not excluded) (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding the percentage of its average net assets set forth in the chart below (the "Expense Cap"), at least until August 30, 2009. The offering costs excluded from the Expense Cap set forth below for each Fund (except the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio) are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Expense Agreement also provides that the expenses borne by the Adviser are subject to recapture by the Adviser, other than for the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by each Fund if it would result in the Fund exceeding its Expense Cap.

Effective November 1, 2008, the referenced Expense Cap for each Fund in the chart beginning on page 27 is hereby replaced with the following:

"0.39% of average daily net assets. Prior to November 1, 2008, the Adviser had agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.60% of average daily net assets. Prior to November 1, 2008, the sub-licensing fees were excluded from the Expense Cap."

Please Retain This Supplement For Future Reference.